Risk Management (Details 1) - R$ / shares	Dec. 31, 2024	Dec. 31, 2023
Currency Of USD [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	R$ 6.1923	R$ 4.8413
Exchange rate variation	27.90%
Lene [Member]
IfrsStatementLineItems [Line Items]
Exchange rate variation	15.30%
Exchange rate	R$ 0.03947	R$ 0.03422